                          Style Select Series, Inc.(R)

                Supplement to the Prospectus dated April 1, 1999

         Effective August 1, 1999, L. Roy Papp & Associates ("Papp") will no longer serve as an adviser for a portion of the assets of the Large-Cap Growth Portfolio. Jennison Associates, LLC ("Jennison"), pursuant to its Subadvisory Agreement with SunAmerica, will assume subadvisory responsibilities for the component. All references to Papp on pages 38 and 39 of the Prospectus are no longer applicable.

         References to Papp under the heading "STYLE-BASED PORTFOLIOS" on page 41 of the Prospectus are replaced with the following:

                                        Name, Title and Affiliation of
Portfolio                               Portfolio Manager                       Experience
---------                               ------------------------------          ----------
Large-Cap Growth Portfolio              Spiros "Sig" Segalas                    Mr. Segalas is a founding
                                        Portfolio Manager (Jennison)            director of Jennison, which
                                                                                was established in 1969, and
                                                                                he has been a Director and
                                                                                Equity Portfolio Manager
                                                                                ever since.  In addition,
                                                                                Mr. Segalas has served as
                                                                                President and Chief
                                                                                Investment Officer of
                                                                                Jennison since 1993 and
                                                                                1971, respectively.


                         ******************************

         Effective August 1, 1999, The Glenmede Trust Company ("Glenmede") will no longer serve as an adviser for a portion of the assets of the Small-Cap Value Portfolio. EQSF Advisers, Inc., commonly referred to as the Third Avenue Funds ("Third Avenue"), pursuant to its Subadvisory Agreement with SunAmerica, will assume subadvisory responsibilities for the component. All references to Glenmede on page 38 of the Prospectus are no longer applicable.

         The fourth paragraph under the heading "DESCRIPTION OF THE ADVISERS" on page 39 of the Prospectus is replaced with the following:

         EQSF ADVISERS, INC. Third Avenue is located at 767 Third Avenue, New York, New York 10017. Third Avenue has been an investment adviser and manager for mutual funds and private accounts since its organization in 1986. As of June 28, 1999, Third Avenue had in excess of $1.8 billion in assets under management.

         References to Glenmede under the heading "STYLE-BASED PORTFOLIOS" on pages 44 and 45 of the Prospectus are replaced with the following:

                                        Name, Title and Affiliation of
Portfolio                               Portfolio Manager                       Experience
---------                               ------------------------------          ----------
Small-Cap Value Portfolio               Martin J. Whitman                       Mr. Whitman has been Chief
                                        Chairman, CEO and Portfolio             Investment Officer of Third
                                        Manager (Third Avenue)                  Avenue since 1991 and
                                                                                Chairman and CEO since 1986.
                                                                                Mr. Whitman also has been
                                                                                Chairman and CEO of Third
                                                                                Avenue Trust since 1990 and
                                                                                was President from 1991 to
                                                                                1998.

                                        Curtis Jensen                           Mr. Jensen has been Co-
                                        Portfolio Manager                       Portfolio Manager of Third
                                        (Third Avenue)                          Avenue since 1997.  Previously,
                                                                                Mr. Jensen was a Research
                                                                                Analyst at Third Avenue from
                                                                                1995 to 1997.

Dated:  August 6, 1999



                                        2